Other Income (Loss) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Other Income (Loss)
Energy trading and risk management		$ 307	$ (209)
Investment and interest income		94	149
Bargain purchase gain and revaluations		1,125
Insurance proceeds			179
Other		128	12
Total Other Income (Loss)		1,654	131
Exploration and Production | Libya
Other Income (Loss)
Insurance proceeds			147
Exploration and Production | Golden Eagle Area Development
Other Income (Loss)
Contingent consideration gain				$ 50
Ownership interest sold (as percent)	26.69%
Oil Sands
Other Income (Loss)
Bargain purchase gain and revaluations		1,100
Oil Sands | Secondary extraction facilities
Other Income (Loss)
Insurance proceeds			32
Corporate
Other Income (Loss)
Impairment on equity investment		$ 158
Corporate | Reclassification
Other Income (Loss)
Investment and interest income			49
Other			$ (49)